Mineral Property, Pland and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 2,933.4	$ 2,813.3
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	856.8	796.5
Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,720.7	1,681.6
Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	99.8	90.7
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	256.1	244.5
Operating segments [member] | Young-Davidson [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,467.4	1,444.3
Operating segments [member] | Young-Davidson [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	658.0	608.9
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	709.6	744.7
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	99.8	90.7
Operating segments [member] | Young-Davidson [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	244.0	209.4
Operating segments [member] | Mulatos [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	82.6	101.0
Operating segments [member] | Mulatos [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	161.4	108.4
Operating segments [member] | Mulatos [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	824.3	800.1
Operating segments [member] | Island Gold [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	108.9	79.5
Operating segments [member] | Island Gold [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	715.4	720.6
Operating segments [member] | Island Gold [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | El Chanate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.2	2.3
Operating segments [member] | El Chanate [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.2	1.5
Operating segments [member] | El Chanate [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.8
Operating segments [member] | El Chanate [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | El Chanate [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Kirazli Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	134.6	107.4
Operating segments [member] | Kirazli Segment [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.3	0.3
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	134.3	107.1
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Kirazli Segment [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	262.9	249.8
Corporate and other [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	6.8	5.3
Corporate and other [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 256.1	$ 244.5